Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
December 31, 2025
F65-NPRT3-0226
1.9895823.106
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	202,410	1,534,269
Fidelity Series Emerging Markets Debt Fund (b)	1,737,971	14,824,892
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	403,115	3,845,715
Fidelity Series Floating Rate High Income Fund (b)	300,076	2,640,665
Fidelity Series High Income Fund (b)	1,641,571	14,626,398
Fidelity Series International Credit Fund (b)	4,705	39,758
Fidelity Series International Developed Markets Bond Index Fund (b)	1,563,491	13,258,401
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,568,884	78,526,283
Fidelity Series Real Estate Income Fund (b)	260,753	2,636,211
TOTAL BOND FUNDS (Cost $135,766,502)		131,932,592

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	4,073,849	56,707,976
Fidelity Series Blue Chip Growth Fund (b)	6,824,037	156,816,366
Fidelity Series Commodity Strategy Fund (b)	189,476	18,331,772
Fidelity Series Growth Company Fund (b)	10,298,856	280,746,827
Fidelity Series Intrinsic Opportunities Fund (b)	3,394,372	36,082,174
Fidelity Series Large Cap Stock Fund (b)	10,452,123	279,071,681
Fidelity Series Large Cap Value Index Fund (b)	4,551,390	82,971,840
Fidelity Series Opportunistic Insights Fund (b)	6,563,671	167,439,253
Fidelity Series Small Cap Core Fund (b)	594,931	8,043,466
Fidelity Series Small Cap Discovery Fund (b)	2,121,095	23,310,838
Fidelity Series Small Cap Opportunities Fund (b)	3,268,447	53,014,208
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,774,542	185,486,354
Fidelity Series Value Discovery Fund (b)	9,908,513	168,741,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,283,842,189)		1,516,764,725

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,106,300	100,849,421
Fidelity Series Emerging Markets Fund (b)	5,770,945	67,750,898
Fidelity Series Emerging Markets Opportunities Fund (b)	11,037,846	272,082,905
Fidelity Series International Growth Fund (b)	10,696,233	204,405,010
Fidelity Series International Small Cap Fund (b)	1,744,837	31,215,132
Fidelity Series International Value Fund (b)	13,265,917	206,948,311
Fidelity Series Overseas Fund (b)	13,703,073	204,586,878
Fidelity Series Select International Small Cap Fund (b)	145,937	2,016,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $914,009,985)		1,089,855,407

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	250,000	249,680
US Treasury Bills 0% 1/2/2026 (d)	3.90	370,000	370,000
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	1,960,000	1,956,131
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,360,000	2,353,768
US Treasury Bills 0% 1/8/2026 (d)	3.86 to 3.89	1,170,000	1,169,323
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	1,020,000	1,014,408
US Treasury Bills 0% 3/12/2026 (d)	3.64	30,000	29,795
US Treasury Bills 0% 3/19/2026 (d)	3.56	400,000	397,022
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	440,000	437,322
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,975,504)			7,977,449

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	3,321,246	3,321,910
Fidelity Series Government Money Market Fund (b)(f)	3.84	369	369
TOTAL MONEY MARKET FUNDS (Cost $3,322,413)			3,322,279

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,344,916,593)	2,749,852,452
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,535,203)
NET ASSETS - 100.0%	2,748,317,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	116	3/2026	16,832,180	32,478
ICE MSCI Emerging Markets Index Contracts (United States)	29	3/2026	2,046,530	39,509

TOTAL EQUITY CONTRACTS				71,987

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	856	3/2026	98,239,375	(501,508)
CBOT US Treasury Long Bond Contracts (United States)	501	3/2026	57,724,594	(670,025)

TOTAL INTEREST RATE CONTRACTS				(1,171,533)

TOTAL LONG				(1,099,546)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	220	3/2026	27,478,000	509,978
CME E-Mini S&P 500 Index Contracts (United States)	69	3/2026	23,779,125	28,499

TOTAL SHORT				538,477

TOTAL FUTURES CONTRACTS				(561,069)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,977,449.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,095,344	39,637,772	43,411,088	109,509	16	(134)	3,321,910	3,321,246	0.0%
Total	7,095,344	39,637,772	43,411,088	109,509	16	(134)	3,321,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	921,652	689,883	43,732	54,737	1,182	(34,716)	1,534,269	202,410
Fidelity Series All-Sector Equity Fund	34,640,690	16,518,893	2,091,495	2,983,103	369,880	7,270,008	56,707,976	4,073,849
Fidelity Series Blue Chip Growth Fund	100,910,174	34,486,906	13,736,748	5,401,727	1,454,929	33,701,105	156,816,366	6,824,037
Fidelity Series Canada Fund	53,305,801	36,299,237	3,000,096	2,011,599	558,872	13,685,607	100,849,421	5,106,300
Fidelity Series Commodity Strategy Fund	3,762,896	14,466,768	158,379	141,806	4,356	256,131	18,331,772	189,476
Fidelity Series Emerging Markets Debt Fund	9,946,204	4,504,521	448,541	566,105	34,826	787,882	14,824,892	1,737,971
Fidelity Series Emerging Markets Debt Local Currency Fund	2,858,587	914,857	123,405	247,273	9,639	186,037	3,845,715	403,115
Fidelity Series Emerging Markets Fund	45,597,459	14,272,188	6,203,411	1,600,139	639,174	13,445,488	67,750,898	5,770,945
Fidelity Series Emerging Markets Opportunities Fund	182,499,111	57,174,978	25,295,314	6,700,654	2,789,159	54,914,971	272,082,905	11,037,846
Fidelity Series Floating Rate High Income Fund	1,820,069	909,761	80,169	126,712	337	(9,333)	2,640,665	300,076
Fidelity Series Government Money Market Fund	-	145,491	145,122	369	-	-	369	369
Fidelity Series Growth Company Fund	183,877,288	78,535,251	38,161,613	26,182,957	3,226,003	53,269,898	280,746,827	10,298,856
Fidelity Series High Income Fund	10,097,183	4,509,153	446,522	678,681	22,867	443,717	14,626,398	1,641,571
Fidelity Series International Credit Fund	38,634	1,791	950	1,791	6	277	39,758	4,705
Fidelity Series International Developed Markets Bond Index Fund	17,471,844	5,566,038	9,638,928	624,870	(179,715)	39,162	13,258,401	1,563,491
Fidelity Series International Growth Fund	139,652,624	61,912,129	6,529,237	15,913,969	1,008,685	8,360,809	204,405,010	10,696,233
Fidelity Series International Small Cap Fund	24,417,583	7,726,353	2,523,049	4,128,359	196,891	1,397,354	31,215,132	1,744,837
Fidelity Series International Value Fund	147,103,022	56,939,851	19,600,754	20,697,415	1,672,470	20,833,722	206,948,311	13,265,917
Fidelity Series Intrinsic Opportunities Fund	26,542,263	10,398,834	1,564,804	3,653,248	115,443	590,438	36,082,174	3,394,372
Fidelity Series Investment Grade Bond Fund	470,636	1,754,418	2,241,824	8,911	17,750	(980)	-	-
Fidelity Series Large Cap Stock Fund	181,208,189	81,394,058	20,434,208	24,024,117	1,934,773	34,968,869	279,071,681	10,452,123
Fidelity Series Large Cap Value Index Fund	55,380,229	25,249,895	3,970,734	2,746,980	401,134	5,911,316	82,971,840	4,551,390
Fidelity Series Long-Term Treasury Bond Index Fund	81,396,922	28,770,266	30,119,758	2,515,895	(5,653,126)	4,131,979	78,526,283	14,568,884
Fidelity Series Opportunistic Insights Fund	109,305,433	57,869,807	10,427,161	23,070,507	1,587,669	9,103,505	167,439,253	6,563,671
Fidelity Series Overseas Fund	140,326,572	66,777,127	6,344,313	16,776,519	1,261,066	2,566,426	204,586,878	13,703,073
Fidelity Series Real Estate Income Fund	1,862,405	832,119	81,295	111,712	3,190	19,792	2,636,211	260,753
Fidelity Series Select International Small Cap Fund	337,911	1,706,223	313,144	58,415	16,456	269,406	2,016,852	145,937
Fidelity Series Small Cap Core Fund	5,476,751	1,537,820	490,853	65,072	13,923	1,505,825	8,043,466	594,931
Fidelity Series Small Cap Discovery Fund	16,870,706	6,254,473	1,031,439	2,185,173	69,502	1,147,596	23,310,838	2,121,095
Fidelity Series Small Cap Opportunities Fund	37,166,944	10,784,778	3,527,783	2,211,316	332,852	8,257,417	53,014,208	3,268,447
Fidelity Series Stock Selector Large Cap Value Fund	123,163,088	64,322,814	11,142,016	13,129,534	583,309	8,559,159	185,486,354	12,774,542
Fidelity Series Value Discovery Fund	113,587,449	54,962,051	11,326,763	9,105,406	490,621	11,028,612	168,741,970	9,908,513
	1,852,016,319	808,188,732	231,243,560	187,725,071	12,984,123	296,607,479	2,738,553,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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